SCHEDULE OF SEGMENTED INFORMATION (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Sales of goods	$ 1,541,811	$ 1,237,948
Provision of services	5,904	91,633
Total revenue	1,547,715	1,329,581
Segment loss (income)	3,168,006	(260,040)
Finance and other costs	34,031	4,825
Depreciation	75,416	143,122
Amortization	2,257	2,821
Change in fair value of derivative liability	157,830	1,817,569
Loss on write-off of notes receivable	25,951	6,751
Recovery of write down of inventory (note 5)	38,666
Net loss for the period	3,424,825	1,863,808	$ 12,013,665
Loss on write down of inventory (note 5)		148,760
Drones [member]
IfrsStatementLineItems [Line Items]
Sales of goods	1,541,811	1,237,948
Provision of services	5,904	91,633
Total revenue	1,547,715	1,329,581
Segment loss (income)	1,872,918	1,240,820
Finance and other costs	34,031	4,825
Depreciation	72,221	139,109
Amortization	2,257	2,821
Change in fair value of derivative liability
Loss on write-off of notes receivable
Recovery of write down of inventory (note 5)	38,666
Net loss for the period	1,942,761	1,536,335
Loss on write down of inventory (note 5)		148,760
Corporates [member]
IfrsStatementLineItems [Line Items]
Sales of goods
Provision of services
Total revenue
Segment loss (income)	1,295,088	(1,500,860)
Finance and other costs
Depreciation	3,195	4,013
Amortization
Change in fair value of derivative liability	157,830	1,817,569
Loss on write-off of notes receivable	25,951	6,751
Recovery of write down of inventory (note 5)
Net loss for the period	$ 1,482,064	327,473
Loss on write down of inventory (note 5)